Finance results, net (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Finance result, net
Net financial gains (losses)	SFr (1,801)	SFr (1,799)	SFr (1,459)	SFr 407
Finance income associated with change in fair value of derivative financial assets	SFr 458	SFr 739	SFr 1,145	SFr 1,368